Expected credit loss measurement - Potential effect on stage 1 and stage 2 positions from changing key parameters (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Baseline ECL scenario | Fixed income: 10-year government bonds (relative change) | Minus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	$ (3,000)
Baseline ECL scenario | Fixed income: 10-year government bonds (relative change) | Plus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	4,000
Baseline ECL scenario | Fixed income: 10-year government bonds (relative change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	8,000
Baseline ECL scenario | Unemployment rate (absolute change) | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(4,000)
Baseline ECL scenario | Unemployment rate (absolute change) | Minus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(2,000)
Baseline ECL scenario | Unemployment rate (absolute change) | Plus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	3,000
Baseline ECL scenario | Unemployment rate (absolute change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	5,000
Baseline ECL scenario | Real GDP growth (relative change) | Minus 2.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	7,000
Baseline ECL scenario | Real GDP growth (relative change) | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	3,000
Baseline ECL scenario | Real GDP growth (relative change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(3,000)
Baseline ECL scenario | Real GDP growth (relative change) | Plus 2.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(5,000)
Baseline ECL scenario | House Price Index (relative change) | Minus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	15,000
Baseline ECL scenario | House Price Index (relative change) | Minus 2.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	7,000
Baseline ECL scenario | House Price Index (relative change) | Plus 2.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(4,000)
Baseline ECL scenario | House Price Index (relative change) | Plus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(7,000)
Baseline ECL scenario | Equity (S&P500, EuroStoxx, SMI) (relative change) | Minus 10.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	4,000
Baseline ECL scenario | Equity (S&P500, EuroStoxx, SMI) (relative change) | Minus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	2,000
Baseline ECL scenario | Equity (S&P500, EuroStoxx, SMI) (relative change) | Plus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(2,000)
Baseline ECL scenario | Equity (S&P500, EuroStoxx, SMI) (relative change) | Plus 10.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(4,000)
Stagflationary Geopolitical Crisis | Fixed income: 10-year government bonds (relative change) | Minus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(106,000)
Stagflationary Geopolitical Crisis | Fixed income: 10-year government bonds (relative change) | Plus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	124,000
Stagflationary Geopolitical Crisis | Fixed income: 10-year government bonds (relative change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	264,000
Stagflationary Geopolitical Crisis | Unemployment rate (absolute change) | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(138,000)
Stagflationary Geopolitical Crisis | Unemployment rate (absolute change) | Minus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(78,000)
Stagflationary Geopolitical Crisis | Unemployment rate (absolute change) | Plus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	84,000
Stagflationary Geopolitical Crisis | Unemployment rate (absolute change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	179,000
Stagflationary Geopolitical Crisis | Real GDP growth (relative change) | Minus 2.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	13,000
Stagflationary Geopolitical Crisis | Real GDP growth (relative change) | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	7,000
Stagflationary Geopolitical Crisis | Real GDP growth (relative change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(7,000)
Stagflationary Geopolitical Crisis | Real GDP growth (relative change) | Plus 2.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(13,000)
Stagflationary Geopolitical Crisis | House Price Index (relative change) | Minus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	196,000
Stagflationary Geopolitical Crisis | House Price Index (relative change) | Minus 2.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	92,000
Stagflationary Geopolitical Crisis | House Price Index (relative change) | Plus 2.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(83,000)
Stagflationary Geopolitical Crisis | House Price Index (relative change) | Plus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(157,000)
Stagflationary Geopolitical Crisis | Equity (S&P500, EuroStoxx, SMI) (relative change) | Minus 10.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	7,000
Stagflationary Geopolitical Crisis | Equity (S&P500, EuroStoxx, SMI) (relative change) | Minus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	3,000
Stagflationary Geopolitical Crisis | Equity (S&P500, EuroStoxx, SMI) (relative change) | Plus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(4,000)
Stagflationary Geopolitical Crisis | Equity (S&P500, EuroStoxx, SMI) (relative change) | Plus 10.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(8,000)
Global crisis | Fixed income: 10-year government bonds (relative change) | Minus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(2,000)
Global crisis | Fixed income: 10-year government bonds (relative change) | Plus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	2,000
Global crisis | Fixed income: 10-year government bonds (relative change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	10,000
Global crisis | Unemployment rate (absolute change) | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(24,000)
Global crisis | Unemployment rate (absolute change) | Minus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(13,000)
Global crisis | Unemployment rate (absolute change) | Plus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	16,000
Global crisis | Unemployment rate (absolute change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	32,000
Global crisis | Real GDP growth (relative change) | Minus 2.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	18,000
Global crisis | Real GDP growth (relative change) | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	9,000
Global crisis | Real GDP growth (relative change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(9,000)
Global crisis | Real GDP growth (relative change) | Plus 2.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(18,000)
Global crisis | House Price Index (relative change) | Minus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	88,000
Global crisis | House Price Index (relative change) | Minus 2.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	40,000
Global crisis | House Price Index (relative change) | Plus 2.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(35,000)
Global crisis | House Price Index (relative change) | Plus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(65,000)
Global crisis | Equity (S&P500, EuroStoxx, SMI) (relative change) | Minus 10.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	6,000
Global crisis | Equity (S&P500, EuroStoxx, SMI) (relative change) | Minus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	3,000
Global crisis | Equity (S&P500, EuroStoxx, SMI) (relative change) | Plus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(3,000)
Global crisis | Equity (S&P500, EuroStoxx, SMI) (relative change) | Plus 10.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(7,000)
Weighted average | Fixed income: 10-year government bonds (relative change) | Minus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(14,000)
Weighted average | Fixed income: 10-year government bonds (relative change) | Plus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	17,000
Weighted average | Fixed income: 10-year government bonds (relative change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	37,000
Weighted average | Unemployment rate (absolute change) | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(23,000)
Weighted average | Unemployment rate (absolute change) | Minus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(12,000)
Weighted average | Unemployment rate (absolute change) | Plus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	15,000
Weighted average | Unemployment rate (absolute change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	31,000
Weighted average | Real GDP growth (relative change) | Minus 2.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	11,000
Weighted average | Real GDP growth (relative change) | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	5,000
Weighted average | Real GDP growth (relative change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(5,000)
Weighted average | Real GDP growth (relative change) | Plus 2.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(10,000)
Weighted average | House Price Index (relative change) | Minus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	56,000
Weighted average | House Price Index (relative change) | Minus 2.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	25,000
Weighted average | House Price Index (relative change) | Plus 2.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(19,000)
Weighted average | House Price Index (relative change) | Plus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(36,000)
Weighted average | Equity (S&P500, EuroStoxx, SMI) (relative change) | Minus 10.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	5,000
Weighted average | Equity (S&P500, EuroStoxx, SMI) (relative change) | Minus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	2,000
Weighted average | Equity (S&P500, EuroStoxx, SMI) (relative change) | Plus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(2,000)
Weighted average | Equity (S&P500, EuroStoxx, SMI) (relative change) | Plus 10.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(5,000)
UBS AG | Baseline ECL scenario | Fixed income: 10-year government bonds (relative change) | Minus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(3,000)
UBS AG | Baseline ECL scenario | Fixed income: 10-year government bonds (relative change) | Plus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	4,000
UBS AG | Baseline ECL scenario | Fixed income: 10-year government bonds (relative change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	8,000
UBS AG | Baseline ECL scenario | Unemployment rate (absolute change) | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(4,000)
UBS AG | Baseline ECL scenario | Unemployment rate (absolute change) | Minus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(2,000)
UBS AG | Baseline ECL scenario | Unemployment rate (absolute change) | Plus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	3,000
UBS AG | Baseline ECL scenario | Unemployment rate (absolute change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	5,000
UBS AG | Baseline ECL scenario | Real GDP growth (relative change) | Minus 2.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	7,000
UBS AG | Baseline ECL scenario | Real GDP growth (relative change) | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	3,000
UBS AG | Baseline ECL scenario | Real GDP growth (relative change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(3,000)
UBS AG | Baseline ECL scenario | Real GDP growth (relative change) | Plus 2.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(5,000)
UBS AG | Baseline ECL scenario | House Price Index (relative change) | Minus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	15,000
UBS AG | Baseline ECL scenario | House Price Index (relative change) | Minus 2.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	7,000
UBS AG | Baseline ECL scenario | House Price Index (relative change) | Plus 2.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(4,000)
UBS AG | Baseline ECL scenario | House Price Index (relative change) | Plus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(7,000)
UBS AG | Baseline ECL scenario | Equity (S&P500, EuroStoxx, SMI) (relative change) | Minus 10.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	4,000
UBS AG | Baseline ECL scenario | Equity (S&P500, EuroStoxx, SMI) (relative change) | Minus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	2,000
UBS AG | Baseline ECL scenario | Equity (S&P500, EuroStoxx, SMI) (relative change) | Plus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(2,000)
UBS AG | Baseline ECL scenario | Equity (S&P500, EuroStoxx, SMI) (relative change) | Plus 10.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(4,000)
UBS AG | Stagflationary Geopolitical Crisis | Fixed income: 10-year government bonds (relative change) | Minus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(106,000)
UBS AG | Stagflationary Geopolitical Crisis | Fixed income: 10-year government bonds (relative change) | Plus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	124,000
UBS AG | Stagflationary Geopolitical Crisis | Fixed income: 10-year government bonds (relative change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	264,000
UBS AG | Stagflationary Geopolitical Crisis | Unemployment rate (absolute change) | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(138,000)
UBS AG | Stagflationary Geopolitical Crisis | Unemployment rate (absolute change) | Minus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(78,000)
UBS AG | Stagflationary Geopolitical Crisis | Unemployment rate (absolute change) | Plus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	84,000
UBS AG | Stagflationary Geopolitical Crisis | Unemployment rate (absolute change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	179,000
UBS AG | Stagflationary Geopolitical Crisis | Real GDP growth (relative change) | Minus 2.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	13,000
UBS AG | Stagflationary Geopolitical Crisis | Real GDP growth (relative change) | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	7,000
UBS AG | Stagflationary Geopolitical Crisis | Real GDP growth (relative change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(7,000)
UBS AG | Stagflationary Geopolitical Crisis | Real GDP growth (relative change) | Plus 2.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(13,000)
UBS AG | Stagflationary Geopolitical Crisis | House Price Index (relative change) | Minus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	196,000
UBS AG | Stagflationary Geopolitical Crisis | House Price Index (relative change) | Minus 2.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	92,000
UBS AG | Stagflationary Geopolitical Crisis | House Price Index (relative change) | Plus 2.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(83,000)
UBS AG | Stagflationary Geopolitical Crisis | House Price Index (relative change) | Plus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(157,000)
UBS AG | Stagflationary Geopolitical Crisis | Equity (S&P500, EuroStoxx, SMI) (relative change) | Minus 10.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	7,000
UBS AG | Stagflationary Geopolitical Crisis | Equity (S&P500, EuroStoxx, SMI) (relative change) | Minus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	3,000
UBS AG | Stagflationary Geopolitical Crisis | Equity (S&P500, EuroStoxx, SMI) (relative change) | Plus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(4,000)
UBS AG | Stagflationary Geopolitical Crisis | Equity (S&P500, EuroStoxx, SMI) (relative change) | Plus 10.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(8,000)
UBS AG | Global crisis | Fixed income: 10-year government bonds (relative change) | Minus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(2,000)
UBS AG | Global crisis | Fixed income: 10-year government bonds (relative change) | Plus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	2,000
UBS AG | Global crisis | Fixed income: 10-year government bonds (relative change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	10,000
UBS AG | Global crisis | Unemployment rate (absolute change) | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(24,000)
UBS AG | Global crisis | Unemployment rate (absolute change) | Minus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(13,000)
UBS AG | Global crisis | Unemployment rate (absolute change) | Plus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	16,000
UBS AG | Global crisis | Unemployment rate (absolute change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	32,000
UBS AG | Global crisis | Real GDP growth (relative change) | Minus 2.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	18,000
UBS AG | Global crisis | Real GDP growth (relative change) | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	9,000
UBS AG | Global crisis | Real GDP growth (relative change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(9,000)
UBS AG | Global crisis | Real GDP growth (relative change) | Plus 2.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(18,000)
UBS AG | Global crisis | House Price Index (relative change) | Minus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	88,000
UBS AG | Global crisis | House Price Index (relative change) | Minus 2.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	40,000
UBS AG | Global crisis | House Price Index (relative change) | Plus 2.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(35,000)
UBS AG | Global crisis | House Price Index (relative change) | Plus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(65,000)
UBS AG | Global crisis | Equity (S&P500, EuroStoxx, SMI) (relative change) | Minus 10.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	6,000
UBS AG | Global crisis | Equity (S&P500, EuroStoxx, SMI) (relative change) | Minus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	3,000
UBS AG | Global crisis | Equity (S&P500, EuroStoxx, SMI) (relative change) | Plus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(3,000)
UBS AG | Global crisis | Equity (S&P500, EuroStoxx, SMI) (relative change) | Plus 10.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(7,000)
UBS AG | Weighted average | Fixed income: 10-year government bonds (relative change) | Minus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(14,000)
UBS AG | Weighted average | Fixed income: 10-year government bonds (relative change) | Plus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	17,000
UBS AG | Weighted average | Fixed income: 10-year government bonds (relative change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	37,000
UBS AG | Weighted average | Unemployment rate (absolute change) | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(23,000)
UBS AG | Weighted average | Unemployment rate (absolute change) | Minus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(12,000)
UBS AG | Weighted average | Unemployment rate (absolute change) | Plus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	15,000
UBS AG | Weighted average | Unemployment rate (absolute change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	31,000
UBS AG | Weighted average | Real GDP growth (relative change) | Minus 2.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	11,000
UBS AG | Weighted average | Real GDP growth (relative change) | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	5,000
UBS AG | Weighted average | Real GDP growth (relative change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(5,000)
UBS AG | Weighted average | Real GDP growth (relative change) | Plus 2.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(10,000)
UBS AG | Weighted average | House Price Index (relative change) | Minus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	56,000
UBS AG | Weighted average | House Price Index (relative change) | Minus 2.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	25,000
UBS AG | Weighted average | House Price Index (relative change) | Plus 2.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(19,000)
UBS AG | Weighted average | House Price Index (relative change) | Plus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(36,000)
UBS AG | Weighted average | Equity (S&P500, EuroStoxx, SMI) (relative change) | Minus 10.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	5,000
UBS AG | Weighted average | Equity (S&P500, EuroStoxx, SMI) (relative change) | Minus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	2,000
UBS AG | Weighted average | Equity (S&P500, EuroStoxx, SMI) (relative change) | Plus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	(2,000)
UBS AG | Weighted average | Equity (S&P500, EuroStoxx, SMI) (relative change) | Plus 10.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast financial effect	$ (5,000)